SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15.	SUBSEQUENT EVENTS

In connection with the issuance of the consolidated financial statements for the nine months ended September 30, 2025, the Company has evaluated subsequent events through the date the consolidated financial statements were issued.

Amended Incentive Plan:

On October 10, 2025, the Company’s stockholders approved an amendment to the Company’s 2021 Equity Incentive Plan (the “Amended Incentive Plan”) to (i) increase the aggregate number of shares of Common Stock available under the 2021 Equity Incentive Plan to a total of 18,000,000 shares, (ii) include warrant as a type of awards issuable under the Amended Incentive Plan, and (iii) to ratify the 2021 Equity Incentive Plan.

Related Party Loan and Receivable:

On November 26, 2025, the Company borrowed $1,000,000 from Fang Family Fund I, LLC, an entity affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash on November 27, 2026 (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. On January 5, 2026, the $1,000,000 loan plus $6,575 interest, less the amount of the $134,712 Related Party Receivable has been paid.

Senior Secured Notes

On December 24, 2025, we entered into a Securities Purchase Agreement with the Institutional Investor pursuant to which we agreed to issue and sell senior secured notes due 2028 and warrants to purchase shares of our common stock. An initial $15,000,000 aggregate principal amount of notes was issued at the initial closing on December 26, 2025, and we may issue up to an additional $35,000,000 aggregate principal amount of notes in one or more subsequent closings, in each case subject to the terms and conditions set forth in the Purchase Agreement. The warrants issued at the initial closing are exercisable for up to 7,009,346 shares of our common stock at an initial exercise price of $2.675 per share, subject to adjustment as provided in the warrants.

15.	SUBSEQUENT EVENTS

In connection with the issuance of the consolidated financial statements for the year ended December 31, 2024, the Company has evaluated subsequent events through the date the consolidated financial statements were issued.

Related Party Transactions

On various dates in January and March 2025, the Company borrowed $1.35 million from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. Under these notes, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

Convertible Notes Payable

On January 27, 2025, we borrowed $1,000,000 from one investor under the same terms and conditions of the 2024 Convertible Note Purchase Agreement. See also Note 8.

In January 2025, the Company initiated an intention to extend the maturity date to August 22, 2025, for $3.7 million of the 2024 Convertible notes and for $7.0 million of the Nexus and Another Dimension Convertible notes.